Subsequent Events (Details) - Schedule of fair value of the stock warrants - Subsequent Event [Member]	1 Months Ended
Oct. 18, 2021
Subsequent Events (Details) - Schedule of fair value of the stock warrants [Line Items]
Dividend rate
Term (in years)	5 years
Volatility	348.50%
Risk—free interest rate	1.16%